Dominion Energy Gas Holdings, LLC Consolidated Statements of Equity - USD ($) $ in Millions	Total	Dominion Energy Gas Holdings, LLC	Predecessor Equity Dominion Energy Gas Holdings, LLC	Membership Interests Dominion Energy Gas Holdings, LLC	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Dominion Energy Gas Holdings, LLC	Total Members' Equity	Total Members' Equity Dominion Energy Gas Holdings, LLC	Noncontrolling Interests	Noncontrolling Interests Dominion Energy Gas Holdings, LLC	Common Units	Common Units Dominion Energy Gas Holdings, LLC	Common Units Noncontrolling Interests	Common Units Noncontrolling Interests Dominion Energy Gas Holdings, LLC	Convertible Preferred Units Dominion Energy Gas Holdings, LLC	Convertible Preferred Units Noncontrolling Interests Dominion Energy Gas Holdings, LLC
Beginning balance at Dec. 31, 2015	$ 13,602	$ 6,175	$ 1,436	$ 3,417	$ (474)	$ (99)	$ 12,664	$ 4,754	$ 938	$ 1,421
Net income including noncontrolling interests	2,212	578	85	392			2,123	477	89	101
Record Dominion Energy's net investment in Dominion Energy Questar Pipeline		1,283	1,283					1,283
Net income attributable to Dominion Energy Questar Pipeline prior to the Dominion Energy Questar Pipeline Acquisition		6	6					6
Contribution from Dominion Energy to Dominion Energy Questar Pipeline prior to Dominion Energy Questar Pipeline Acquisition		1	1					1
Contribution to DEQPS		(37)	(37)					(37)
Consideration provided to Dominion Energy for Questar Pipeline Acquisition		(823)	(823)					(823)
Sale of Dominion Energy Midstream common units - net of offering costs											$ 482	$ 482	$ 482	$ 482	$ 490	$ 490
Purchase of Dominion Energy Midstream common units	(17)	(17)	3				(3)	3	(14)	(14)
Dividends and distributions	(1,789)	(633)	(441)	(150)			(1,727)	(591)	(62)	(42)
Distributions to noncontrolling interest			(264)					(264)		264
Equity contributions from Dominion Energy	139	208	197				22	197	117	11
Other comprehensive income (loss), net of tax		(24)				(24)		(24)
Other	2	(2)	(2)				8	(2)	(6)
Ending balance at Dec. 31, 2016	16,840	7,687	1,438	3,659	(799)	(123)	14,605	4,974	2,235	2,713
Net income including noncontrolling interests	3,120	829	88	615			2,999	703	121	126
Sale of Dominion Energy Midstream common units - net of offering costs											$ 18	18	$ 18	18
Dividends and distributions	(2,087)	(121)	(19)	(15)			(1,931)	(34)	(156)	(87)
Distributions to noncontrolling interest			(193)					(193)		193
Equity contributions from Dominion Energy		51	44					44		7
Other comprehensive income (loss), net of tax		26				25		25		1
Other	(5)	5	3	2			(5)	5
Ending balance at Dec. 31, 2017	19,370	8,495	1,361	4,261	(659)	(98)	17,142	5,524	2,228	2,971
Cumulative-effect of changes in accounting principles	6	3		29	(1,023)	(26)	(121)	3	127
Net income including noncontrolling interests	2,549	656	180	301			2,447	481	102	175
Sale of Dominion Energy Midstream common units - net of offering costs	4								4			$ 4		$ 4
Remeasurement of noncontrolling interest in Dominion Energy Midstream			375				375	375	(375)	(375)
Dividends and distributions	(2,331)	(296)	(133)	(25)			(2,185)	(158)	(146)	(138)
Distributions to noncontrolling interest			(27)					(27)		27
Equity contributions from Dominion Energy		48	48					48
Other comprehensive income (loss), net of tax		(45)				(45)		(45)
Other	16						16
Ending balance at Dec. 31, 2018	$ 22,048	$ 8,865	$ 1,804	$ 4,566	$ (1,700)	$ (169)	$ 20,107	$ 6,201	$ 1,941	$ 2,664